Commitments and Contingencies (Details) $ in Thousands	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($) € / $
Commitments and Contingencies [Abstract]
Future minimum contractual charter revenue in 2018			$ 4,867
Lease term	5 years	5 years
Renewal term	5 years	5 years
Monthly rent	$ 15,155	€ 13,000
Exchange rate | € / $			0.8578
Annual percentage inflation adjustment	1.00%	1.00%
Office Rental Obligations [Abstract]
2019			$ 38
2020			184
2021			186
2022			188
2023			150
Total			$ 746